GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure Of Detailed Information Of Intangible Assets And Goodwill [Text Block]	Intangibles assets and goodwill net are as follows:
	December 31, 2018	December 31, 2017
In millions of COP
Intangible assets	563,452	535,465
Goodwill	6,638,403	6,095,959
Total	7,201,855	6,631,424

Disclosure of detailed information about intangible assets [text block]
The following table sets forth the Bank's intangible assets as of December 31, 2018 and 2017, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2018

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2018	17,642	526,923	344,020	888,585
Acquisitions	-	133,376	-	133,376
Write off	-	(29,663)	-	(29,663)
Foreign currency translation adjustment	1,571	23,758	30,638	55,967
Balance at December 31, 2018	19,213	654,394	374,658	1,048,265

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2018	(5,040)	(203,554)	(144,526)	(353,120)
Write off	-	25,929	-	25,929
Amortization expense	(2,497)	(64,204)	(56,850)	(123,551)
Foreign currency translation adjustment	(697)	(14,865)	(18,509)	(34,071)
Balance at December 31, 2018	(8,234)	(256,694)	(219,885)	(484,813)

Intangible assets at December 31, 2018, net	10,979	397,700	154,773	563,452

As of December 31, 2017

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	17,741	481,643	345,946	845,330
Acquisitions	-	70,681	-	70,681
Write off	-	(24,296)	-	(24,296)
Foreign currency translation adjustment	(99)	(1,105)	(1,926)	(3,130)
Balance at December 31, 2017	17,642	526,923	344,020	888,585

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	(2,533)	(200,995)	(77,860)	(281,388)
Write off	-	44,690	-	44,690
Amortization expense	(2,493)	(47,698)	(66,561)	(116,752)
Foreign currency translation adjustment	(14)	449	(105)	330
Balance at December 31, 2017	(5,040)	(203,554)	(144,526)	(353,120)

Intangible assets at December 31, 2017, net	12,602	323,369	199,494	535,465

Disclosure of reconciliation of changes in goodwill [text block]
The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2018	December 31, 2017
In millions of COP
Balance at beginning of the year, net	6,095,959	6,130,095
Effect of change in foreign exchange rate	542,444	(34,136)
Balance at end of the year, net	6,638,403	6,095,959

Disclosure of information for cash-generating units [text block]	The key assumptions used by management in determining the recoverable amount are:

Operating segment	Goodwill 2018	Valuation Methodology	Key Assumptions	Discount Rate (real)	Growth rate (real)
Banking El Salvador	COP 916,673	Discounted Cash flow	5 years plan	12.40%	3.90%
Banking Panama	COP 4,963,252	Discounted Cash flow	5 years plan	9.10%	6.70%
Banking Guatemala	COP 758,478	Discounted Cash flow	5 years plan	11.70%	5.20%

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
As of December 31, 2018

Banking Panama

Growth rate	Discount rate
	9.35%	9.10%	8.85%
6.70%	COP 10,044,682	COP 11,157,929	COP 12,531,296

Discount rate	Growth rate
	6.45%	6.70%	6.95%
9.10%	COP 10,458,284	COP 11,157,929	COP 12,020,283

Banking El Salvador

Growth rate	Discount rate
	12.65%	12.40%	12.15%
3.90%	COP 2,893,147	COP 2,975,432	COP 3,062,694

Discount rate	Growth rate
	3.65%	3.90%	4.15%
12.40%	COP 2,945,601	COP 2,975,432	COP 3,007,065

Banking Guatemala

Growth rate	Discount rate
	11.95%	11.70%	11.45%
5.20%	COP 1,649,883	COP 1,719,017	COP 1,793,745

Discount rate	Growth rate
	4.95%	5.20%	5.45%
11.70%	COP 1,684,998	COP 1,719,017	COP 1,755,758

As of December 31, 2017

Banking Panama

Growth rate	Discount rate
	9.15%	8.90%	8.65%
6.70%	COP 9,750,408	COP 10,939,812	COP 12,435,319

Discount rate	Growth rate
	6.45%	6.70%	6.95%
8.90%	COP 10,161,356	COP 10,939,812	COP 11,917,875

Banking El Salvador

Growth rate	Discount rate
	12.55%	12.30%	12.05%
3.40%	COP 2,520,931	COP 2,588,656	COP 2,660,269

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.30%	COP 2,564,330	COP 2,588,656	COP 2,614,375

Banking Guatemala

Growth rate	Discount rate
	11.55%	11.30%	11.05%
5.30%	COP 2,239,238	COP 2,339,936	COP 2,449,482

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.30%	COP 2,295,042	COP 2,339,936	COP 2,388,737

The Bank considers goodwill as an asset with indefinite useful life.